UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)		3 Months Ended
		Oct. 31, 2024	Oct. 31, 2023
OPERATING REVENUES
Total Operating Revenues		$ 2,980,940	$ 1,326,648
COST OF REVENUES
Total Cost of Revenues		2,752,509	1,092,871
Gross profit		228,431	233,777
Operating expenses:
Selling and marketing		85,188	102,071
General and administrative		260,393	118,705
Total operating expenses		345,581	220,776
Income (loss) from operations		(117,150)	13,001
Other income net		27,391	0
Income (loss) before provision for income taxes		(89,759)	13,001
Provision for income taxes		2,189	19,113
Net (loss)		(91,948)	(6,112)
Less: net income attributable to non-controlling interest		1,108	9,672
Net (loss) attributable to TIANCI INTERNATIONAL, INC.		(93,056)	(15,784)
Global Logistics Services [Member]
OPERATING REVENUES
Total Operating Revenues		2,759,693	1,181,720
COST OF REVENUES
Total Cost of Revenues		2,590,865	1,029,970
Other Revenue [Member]
OPERATING REVENUES
Total Operating Revenues		221,247	144,928
COST OF REVENUES
Total Cost of Revenues		$ 161,644	$ 62,901
Common Shares [Member]
Weighted average number of common shares*
Weighted average number of shares, basic	[1]	14,781,803	5,903,481
Weighted average number of shares, diluted	[1]	14,781,803	5,903,481
(Loss) per common share attributable to TIANCI INTERNATIONAL, INC.*
Loss per preferred share B attributable to TIANCI INTERNATIONAL, INC., basic	[1]	$ (0.01)	$ (0.00)
Loss per preferred share B attributable to TIANCI INTERNATIONAL, INC., diluted	[1]	$ (0.01)	$ (0.00)
Preferred Shares A [Member]
Weighted average number of common shares*
Weighted average number of shares, basic	[1]	0	80,000
Weighted average number of shares, diluted	[1]	0	80,000
(Loss) per common share attributable to TIANCI INTERNATIONAL, INC.*
Loss per preferred share B attributable to TIANCI INTERNATIONAL, INC., basic	[1]	$ 0	$ (0.20)
Loss per preferred share B attributable to TIANCI INTERNATIONAL, INC., diluted	[1]	$ 0	$ (0.20)
Preferred Shares B [Member]
Weighted average number of common shares*
Weighted average number of shares, basic	[1]	80,000	0
Weighted average number of shares, diluted	[1]	80,000	0
(Loss) per common share attributable to TIANCI INTERNATIONAL, INC.*
Loss per preferred share B attributable to TIANCI INTERNATIONAL, INC., basic	[1]	$ (1.16)	$ 0
Loss per preferred share B attributable to TIANCI INTERNATIONAL, INC., diluted	[1]	$ (1.16)	$ 0

[1]	Shares are presented on a retroactive basis to reflect the reorganization on March 3, 2023